As Filed with the Securities and Exchange Commission on September 27, 2001.
------------------------------------------------------------------------------
                                                            File Nos. 033-65381
                                                                      811-07467

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 9

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO.  27

              ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

JOANNE M. DERRIG, ESQUIRE                   RICHARD T. CHOI, ESQUIRE
ALFS, INC.                                  FOLEY & LARDNER
3100 SANDERS ROAD, SUITE J5B                3000 K STREET, SUITE 500
NORTHBROOK, ILLINOIS  60062                 WASHINGTON, D.C. 20007


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of interest in the Allstate Life of New York Separate Account A

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding two new variable sub-accounts that will be available under the AIM Lifetime Plus and Aim Lifetime Plus II variable annuity contracts described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                   Allstate Life Insurance Company Of New York
                  Allstate Life of New York Separate Account A
                    Supplement, Dated October 1, 2001, to the
                     AIM Lifetime Plus(sm) Variable Annuity
                          Prospectus Dated May 1, 2001

This supplement amends the above-referenced prospectus for the AIM Lifetime Plus(sm)Contracts (the "Contracts"), offered by Allstate Life Insurance Company of New York, to add 2 new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

         The Contract currently offers 19 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account") and 18 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Variable Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Funds:

o AIM V.I. Aggressive Growth Fund         o AIM V.I. Government Securities Fund
o AIM V.I. Balanced Fund                  o AIM V.I. Growth Fund
o AIM V.I. Basic Value Fund               o AIM V.I. Growth and Income Fund*
o AIM V.I. Blue Chip Fund                 o AIM V.I. High Yield Fund
o AIM V.I. Capital Appreciation Fund      o AIM V.I. International Equity Fund
o AIM V.I. Capital Development Fund       o AIM V.I. Mid Cap Equity Fund
o AIM V.I. Dent Demographic Trends Fund   o AIM V.I. Money Market Fund
o AIM V.I. Diversified Income Fund        o AIM V.I. New Technology Fund**
o AIM V.I. Global Utilities Fund          o AIM V.I. Value Fund**

Change all references throughout the prospectus to the availability of "16" Variable Sub-Accounts to "18" Variable Sub-Accounts, and "17" investment alternatives to "19" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses:

Fund                    Management           Other             Total Annual
                          Fees              Expenses             Expenses
-----------------     ---------------     ------------       ----------------
AIM Basic Value         0.73%                0.57%               1.30%(5,6)
AIM Mid Cap Equity      0.73%                0.57%               1.30%(5,6)

(5)  Based on estimated assets.

(6) Figures shown in the table are estimates for the current year and are expressed as a percentage of Fund average daily net assets.


Page 9:  Add the following to Example 1:

Sub-Account                    1 Year    3 Years     5 Years     10 Years
----------------              --------  ---------   ---------   ----------
AIM Basic Value                 $83        $124         $168       $316
AIM Mid Cap Equity              $83        $124         $168       $316


Page 9:  Add the following to Example 2:

Sub-Account                    1 Year    3 Years     5 Years     10 Years
---------------               --------  ---------   ---------   ----------
AIM Basic Value                 $29       $88           $150       $316
AIM Mid Cap Equity              $29       $88           $150       $316


Page 14: Insert the following to the table describing the Investment Objective of each Fund:

Fund:                                   Each Fund Seeks:

AIM V.I. Basic Value Fund               Long-term growth of capital
AIM V.I. Mid Cap Equity Fund            Long-term growth of capital


Appendix A: Insert the following at the end of the footnote (*) on pages A-2 and A-4.

There are no Accumulation Unit Values to report for the Basic Value and Mid Cap Equity Variable Sub-Accounts, which first became available for investment under the Contract as of the date of this supplement.

                   Allstate Life Insurance Company Of New York
                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                    Supplement, Dated October 1, 2001, to the
                     AIM Lifetime Plus(sm) Variable Annuity
              Statement of Additional Information Dated May 1, 2001

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the AIM Lifetime Plus(sm) Variable Annuity contracts (the "Contracts"), offered by Allstate Life Insurance Company of New York, to add two new Variable Sub-Accounts.

Page_: Add the following into the table of Variable Sub-Account Inception Dates:

AIM V.I. Basic Value          09/10/01
AIM V.I. Mid Cap Equity       09/10/01

Page_: Add the following after the chart of Standardized Total Returns:

The Basic Value and Mid-Cap Equity Sub-Accounts commenced operations on September 10, 2001. There are no standardized performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

Page_: Add the following after the chart of Non-Standardized Total Returns:

There are no non-standardized performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

Page_: Add the following after the chart of Adjusted Historical Total Returns

There are no adjusted historical performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

                   Allstate Life Insurance Company Of New York
                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                    Supplement, dated October 1, 2001, to the
                    AIM Lifetime Plus(sm) II Variable Annuity
                          Prospectus dated May 1, 2001

This supplement amends the above-referenced prospectus for the AIM Lifetime Plus(sm) II Variable Annuity Contracts (the "Contracts"), offered by Allstate Life Insurance Company of New York, to add 2 new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.


Cover page:  Replace the second paragraph with the following:

      The Contract currently offers 20 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account") and 18 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Variable Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance
      Funds:

o AIM V.I. Aggressive Growth Fund         o AIM V.I. Government Securities Fund
o AIM V.I. Balanced Fund                  o AIM V.I. Growth Fund
o AIM V.I. Basic Value Fund               o AIM V.I. Growth and Income Fund*
o AIM V.I. Blue Chip Fund                 o AIM V.I. High Yield Fund
o AIM V.I. Capital Appreciation Fund      o AIM V.I. International Equity Fund
o AIM V.I. Capital Development Fund       o AIM V.I. Mid Cap Equity Fund
o AIM V.I. Dent Demographic Trends Fund   o AIM V.I. Money Market Fund
o AIM V.I. Diversified Income Fund        o AIM V.I. New Technology Fund**
o AIM V.I. Global Utilities Fund          o AIM V.I. Value Fund


Change all references throughout the prospectus to the availability of "16" Variable Sub-Accounts to "18" Variable Sub-Accounts, and "18" investment alternatives to "20" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses:


 Fund                            Management    Other        Total Annual
                                   Fees       Expenses      Fund Expenses
----------------------       --------------- -----------  ------------------
AIM V.I. Basic Value Fund           0.73%        0.57%        1.30%(5,6)
AIM V.I. Mid Cap Equity Fund        0.73%        0.57%        1.30%(5,6)


(5)  Based on estimated assets.

(6) Figures shown in the table are estimates for the current year and are expressed as a percentage of Fund average daily net assets.

Page 9:  Insert the following to Example 1:

Sub-Account                 1 Year    3 Years    5 Years     10 Years
---------------            -------   ---------  ---------   ----------
AIM Basic Value              $87        $129         $171        $302
AIM Mid Cap Equity           $87        $129         $171        $302


Page 9:  Insert the following to Example 2:

Sub-Account                 1 Year    3 Years    5 Years     10 Years
---------------            -------   ---------  ---------   ----------
AIM Basic Value              $27         $84         $142        $302
AIM Mid Cap Equity           $27         $84         $142        $302

Page 14: Insert the following to the table describing the Investment Objective of each Fund:

Fund:                                   Each Fund Seeks:

AIM V.I. Basic Value Fund               Long-term growth of capital
AIM V.I. Mid Cap Equity Fund            Long-term growth of capital


Appendix C: Insert the following to the second sentence of the footnote (*) on pages C-2 and C-4:

Except the Basic Value and Mid Cap Equity Variable Sub-Accounts ("New Variable Sub-Accounts") which first became available for investment under the Contract as of the date of this supplement. There are no Accumulation Unit Values to report for the New Sub-Accounts.

                   Allstate Life Insurance Company Of New York
                  Allstate Life of New York Separate Account A
                     Supplement, dated October, 2001, to the
                    AIM Lifetime Plus(sm) II Variable Annuity
              Statement of Additional Information dated May 1, 2001

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the AIM Lifetime Plus(sm) II Contracts (the "Contracts"), offered by Allstate Life Insurance Company of New York, to add two new Variable Sub-Accounts.

Page_: Add the following into the table of Variable Sub-Account Inception Dates:

AIM V.I. Basic Value          09/10/01
AIM V.I. Mid Cap Equity       09/10/01

Page_: Add the following after the chart of Standardized Total Returns:

The Basic Value and Mid-Cap Equity Sub-Accounts commenced operations on September 10, 2001. There are no standardized performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

Page_: Add the following after the chart of Non-Standardized Total Returns:

There are no non-standardized performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

Page_: Add the following after the chart of Adjusted Historical Total Returns

There are no adjusted historical performance figures to show for the Basic Value and Mid Cap Equity Variable Sub-Accounts because they commenced operations on September 10, 2001.

PART C
                                OTHER INFORMATION


Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York.

(99)     Power of Attorney for Steven E. Shebik

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amended Registration Statement and has caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 27th day of September, 2001.



                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY

                                   OF NEW YORK

                                   (DEPOSITOR)

                                   By: /s/Michael J. Velotta
                                   -------------------------
                                   Michael J. Velotta
                                   Vice President, Secretary and
                                      General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 27th day of September, 2001.

*/THOMAS J. WILSON, II                      President, Director and Chairman
Thomas J. Wilson, II                        (Principal Executive Officer)

/s/ MICHAEL J. VELOTTA                      Vice President, Secretary, General
-----------------------                     Counsel and Director
Michael J. Velotta

*/SAMUEL H. PILCH                           Controller
------------------------                    (Principal Accounting Officer)
Samuel H. Pilch

*/MARCIA D. ALAZRAKI                        Director
------------------------
Marcia D. Alazraki

*/MARGARET G. DYER                          Director
------------------------
Margaret G. Dyer

*/MARLA G. FRIEDMAN                         Director and Vice President
------------------------
Marla G. Friedman

*/VINCENT A. FUSCO                          Director and Chief Operations
------------------------                    Officer
Vincent A. Fusco

*/CLEVELAND JOHNSON, JR.                    Director
-------------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                            Director
-------------------------
John C. Lounds

*/J. KEVIN MCCARTHY                         Director
-------------------------
J. Kevin McCarthy

*/KENNETH R. O'BRIEN                        Director
------------------------
Kenneth R. O'Brien

*/JOHN R. RABEN, JR.                        Director
------------------------
John R. Raben, Jr.

*/SALLY A. SLACKE                           Director
------------------------
Sally A. Slacke

*/STEVEN E. SHEBIK                          Director and Vice President
------------------------                    (Principal Financial Officer)
Steven E. Shebik


*/By Michael J. Velotta, pursuant to Power of Attorney, previously filed or filed herewith.

                                 Exhibit Index

(9)             Opinion of Michael J. Velotta
(99)            Power of Attorney for Steven E. Shebik